Prepayments - Schedule of Prepayments (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepayments [Abstract]
Prepayment to suppliers	[1]	$ 29,825	$ 18,833
Prepaid acquisition consideration	[2]	2,460	2,460
Others		470	358
Prepayments		$ 32,755	$ 21,651

[1]	Prepayment to suppliers primarily represented hosting services fee, hash rate fee and other service fees prepaid to suppliers for which the relevant services have not been rendered.
[2]	In October 2024, the Company made $2.46 million prepayment recognized as part of the acquisition of a mining facility.